Taxation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate (as percent)	20.00%	20.30%	21.30%
Net operating losses carry forward	$ 23,300,000	$ 10,700,000
Valuation allowance related to NOL	(22,600,000)	0
NOL carryforwards subject to expiration	700,000
Uncertain tax position	40,000,000	9,000,000	$ 0
Unrecognized tax benefits, accrued interest and penalties	1,800,000	0
Unrecognized tax benefits, accrued interest and penalties expense	1,800,000	0	$ 0
Amount of unrecognized tax benefits reasonable possible to be recognized	41,800,000
Other Non-current Liabilities
Income Tax Examination [Line Items]
Uncertain tax position	$ 40,000,000
Other Current Liabilities
Income Tax Examination [Line Items]
Uncertain tax position		$ 9,000,000